Debt Securities Available for Sale - Fair value of the debt securities of issuers (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment
Amortized Cost	$ 17,542,125	$ 13,478,562
Debt Securities Available for Sale, at Fair Value	17,648,473	13,300,184
FNMA
Investment
Amortized Cost	3,113,373	2,999,110
Debt Securities Available for Sale, at Fair Value	3,129,538	2,901,904
Freddie Mac
Investment
Amortized Cost	1,623,116	1,095,855
Debt Securities Available for Sale, at Fair Value	$ 1,638,796	$ 1,058,013